Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
ATM Program [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs					$ 23	$ 131
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 172	$ 68	$ 1,630		1,630
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs, Exercise of Warrants Cost				$ 276	$ 276